Related Party Transactions (Details) - Parent and its affiliates - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transactions
Net fees paid for services provided by the related parties	$ 939	$ 4,798	$ 5,217
Tax payment related to disposal	$ 15,846	$ 28	$ 1,280